SDHYM STATSUP-1 100115

Statutory Prospectus Supplement dated October 1, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco Short Duration High Yield Municipal Fund

Effective immediately, the following information supplements the information appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus:

“Sub-Advisers. Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreement are described in the SAI.

Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreement with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser’s obligations under the investment advisory agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Fund.”

SDHYM STATSUP-1 100115

SDHYM STATSUP-2 100115

Statutory Prospectus Supplement dated October 1, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 shares of the Fund listed below:

Invesco Short Duration High Yield Municipal Fund

Effective immediately, the following information supplements the information appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus:

“Sub-Advisers. Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreement are described in the SAI.

Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreement with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser’s obligations under the investment advisory agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Fund.”

SDHYM STATSUP-2 100115

1